Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000161384 | Goldman Sachs MarketBeta Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161384 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161384 | iShares Core Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161384 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161384 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161384 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161384 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161384 | United States Treasury Note, 0.625%, 10/15/24
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161384 | United States Treasury Bill, 4.59, 2024-10-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161384 | United States Treasury Bill, 4.55, 2024-12-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161384 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161384 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161384 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161384 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000161384 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000161385 | Goldman Sachs MarketBeta Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161385 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161385 | iShares Core Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161385 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161385 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161385 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161385 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161385 | United States Treasury Note, 0.625%, 10/15/24
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161385 | United States Treasury Bill, 4.59, 2024-10-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161385 | United States Treasury Bill, 4.55, 2024-12-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161385 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161385 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161385 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161385 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000161385 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000161386 | Goldman Sachs MarketBeta Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161386 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161386 | iShares Core Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161386 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161386 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161386 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161386 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161386 | United States Treasury Note, 0.625%, 10/15/24
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161386 | United States Treasury Bill, 4.59, 2024-10-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161386 | United States Treasury Bill, 4.55, 2024-12-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161386 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161386 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161386 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161386 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161386 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000161386 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000161387 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161387 | iShares Core Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161387 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161387 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000161387 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161387 | United States Treasury Note, 0.625%, 10/15/24
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161387 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161387 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161387 | United States Treasury Bill, 4.59, 2024-10-22
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161387 | United States Treasury Bill, 4.44, 2025-03-06
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161387 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161387 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161387 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000161387 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000161387 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000161388 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161388 | iShares Core Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161388 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161388 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000161388 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161388 | United States Treasury Note, 0.625%, 10/15/24
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161388 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161388 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161388 | United States Treasury Bill, 4.59, 2024-10-22
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161388 | United States Treasury Bill, 4.44, 2025-03-06
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161388 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161388 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161388 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000161388 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000161388 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000161389 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161389 | iShares Core Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161389 | SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161389 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000161389 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161389 | United States Treasury Note, 0.625%, 10/15/24
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161389 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161389 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161389 | United States Treasury Bill, 4.59, 2024-10-22
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161389 | United States Treasury Bill, 4.44, 2025-03-06
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161389 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161389 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161389 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161389 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000161389 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000161389 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.20%